Exhibit 99.3 Schedule 3

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXX	322353	XXXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2024-06-07 12:04	2024-06-14 13:26	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Corrected Recorded Mortgage provided. - Due Diligence Vendor-06/14/2024
Ready for Review-Document Uploaded.  - Seller-06/13/2024
Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Security Instrument Date is greater than the transaction date of XXXXX Notary date on Mortgage is XXXXX. - Due Diligence Vendor-06/12/2024	Ready for Review-Document Uploaded. - Seller-06/13/2024	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Corrected Recorded Mortgage provided. - Due Diligence Vendor-06/14/2024	Qualifying FICO score is at least 20 points above minimum for program - 751 FICO exceeds min required of 660

LTV is less than guideline maximum - 75% < 90%

																									Months Reserves exceed minimum required - 12 mos reserves exceeds min required of 0		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	XXX
XXXXX	331132	XXXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA
XXXXX	334217	XXXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA
XXXXX	336087	XXXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXXX	338017	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE8701	2024-07-07 11:54	2024-08-20 16:03	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-The Business Entity Formation Document is not Missing - Due Diligence Vendor-08/20/2024

Ready for Review-Document Uploaded. Document shows borrower is only registered owner  - Seller-08/19/2024

																						Open-The Business Entity Formation Document is Missing- Missing Operating Agreement for percentage of ownership of company. - Due Diligence Vendor-07/07/2024	Ready for Review-Document Uploaded. Document shows borrower is only registered owner - Seller-08/19/2024	Resolved-The Business Entity Formation Document is not Missing - Due Diligence Vendor-08/20/2024	Long term residence - Long term residence Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 689 is at least 20 points above minimum for program 620.		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	XXX
XXXXX	338017	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE7347	2024-07-07 12:50	2024-08-06 19:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease agreement not required for a purchase transaction. - Due Diligence Vendor-08/06/2024

Ready for Review-this is a purchase, Borrower does not have a current lease on the file.  Please provide clarification on what is needed   - Seller-08/05/2024

																						Open-Missing Lease Agreement - Due Diligence Vendor-07/07/2024	Ready for Review-this is a purchase, Borrower does not have a current lease on the file. Please provide clarification on what is needed - Seller-08/05/2024	Resolved-Lease agreement not required for a purchase transaction. - Due Diligence Vendor-08/06/2024	Long term residence - Long term residence Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 689 is at least 20 points above minimum for program 620.			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	XXX
XXXXX	357248	XXXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXXX	359238	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE2244	2024-08-13 10:32	2024-08-13 10:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Document Uploaded. -Originator waiver provided with comp factors for unit 3 being less than 400 sq ft. Waiver applied to non-material finding. - Due Diligence Vendor-08/13/2024
																						Open--Minimum square footage per guidelines is 400 sq ft. Unit 3 is XXX sq ft. - Due Diligence Vendor-08/13/2024		Waived-Document Uploaded. -Originator waiver provided with comp factors for unit 3 being less than 400 sq ft. Waiver applied to non-material finding. - Due Diligence Vendor-08/13/2024	Months Reserves exceed minimum required - Qualifying reserves 20 months; minimum required 6 months DSCR % greater than 1.20 - Qualifying DSCR 1.33; minimum required .75		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XXX
XXXXX	359238	XXXXX	D	B	D	B	A	A	A	A	Closed	FCRE1252	2024-08-06 12:40	2024-08-08 16:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Title Document is Provided And Complete - CPL provided. - Due Diligence Vendor-08/08/2024
Ready for Review-Document Uploaded.  - Seller-08/06/2024
																						Open-Title Document is Incomplete Missing Closing Protection Letter. - Due Diligence Vendor-08/06/2024	Ready for Review-Document Uploaded. - Seller-08/06/2024	Resolved-Title Document is Provided And Complete - CPL provided. - Due Diligence Vendor-08/08/2024	Months Reserves exceed minimum required - Qualifying reserves 20 months; minimum required 6 months DSCR % greater than 1.20 - Qualifying DSCR 1.33; minimum required .75		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	XXX
XXXXX	394879	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1204	2024-09-13 12:16	2024-09-20 12:31	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-09/20/2024

Ready for Review-Document Uploaded.  - Seller-09/18/2024

Counter-Document will not open.  Please re-upload. - Due Diligence Vendor-09/17/2024

Ready for Review-Document Uploaded.  - Seller-09/14/2024

Open-Fraud Report Shows Uncleared Alerts Fraud alert shows high impact alerts that have not been cleared. - Due Diligence Vendor-09/13/2024	Ready for Review-Document Uploaded. - Seller-09/18/2024 Ready for Review-Document Uploaded. - Seller-09/14/2024	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-09/20/2024	Qualifying FICO score is at least 20 points above minimum for program - FICO = 672 Min FICO = 640

																									On time mortgage history exceeds guideline requirement - On-Time Mtg History = 66 Months – Min On-Time Mtg History = 12 Months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	XXX
XXXXX	394879	XXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1152	2024-09-13 11:12	2024-09-16 15:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-CLIENT Rebuttal: Regarding the taxes there is an internal comment on the tax cert that says the following and this was done because there was a homestead exemption that I didn’t factor in since DSCR. So the taxes should be higher.:
Assessed value XXX
Milage XXX
Annual taxes 1121.89
Monthly 93.49
Audit Response: Rec'd non-homestead tax calc; finding resolved. - Due Diligence Vendor-09/16/2024
Ready for Review-Escalated - Seller-09/14/2024
Open-Missing Evidence of Property Tax File is missing lender property tax worksheet used to determine property taxes for subject property. Taxes used to qualify higher than what's on title. - Due Diligence Vendor-09/13/2024	Ready for Review-Escalated - Seller-09/14/2024	Resolved-CLIENT Rebuttal: Regarding the taxes there is an internal comment on the tax cert that says the following and this was done because there was a homestead exemption that I didn’t factor in since DSCR. So the taxes should be higher.:
Assessed value XXX
Milage XXX
Annual taxes 1121.89
Monthly 93.49
Audit Response: Rec'd non-homestead tax calc; finding resolved. - Due Diligence Vendor-09/16/2024
Qualifying FICO score is at least 20 points above minimum for program - FICO = 672 Min FICO = 640

																									On time mortgage history exceeds guideline requirement - On-Time Mtg History = 66 Months – Min On-Time Mtg History = 12 Months			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	XXX